UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      New Vernon Investment Management LLC

Address:   799 Central Avenue
           Suite 350
           Highland Park, IL 60035


Form 13F File Number: 28-14174


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Steven Shapiro
Title:  Managing Member
Phone:  (847) 926-5712

Signature,  Place,  and  Date  of  Signing:

/s/ Steven Shapiro                 Highland Park, IL                  5/6/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:  $       98,512
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-14173              New Vernon Capital Holdings II LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ALLIED WRLD ASSUR COM HLDG A SHS            H01531104    1,196   12,900 SH       DEFINED    01        12,900      0    0
AMERICAN AXLE & MFG HLDGS IN COM            24061103     3,508  257,000 SH       DEFINED    01       257,000      0    0
AMERICAN FINL GROUP INC OHIO COM            025932104    4,186   88,350 SH       DEFINED    01        88,350      0    0
ANIXTER INTL INC             COM            035290105    3,042   43,500 SH       DEFINED    01        43,500      0    0
ASPEN INSURANCE HOLDINGS LTD SHS            G05384105    4,855  125,840 SH       DEFINED    01       125,840      0    0
BGC PARTNERS INC             CL A           05541T101      832  200,000 SH       DEFINED    01       200,000      0    0
BITAUTO HLDGS LTD            SPONSORED ADS  091727107    5,710  576,780 SH       DEFINED    01       576,780      0    0
BLUEPHOENIX SOLUTIONS LTD    SHS NEW        M20157117    1,553  357,843 SH       DEFINED    01       357,843      0    0
CITIGROUP INC                COM NEW        172967424    1,947   44,000 SH       DEFINED    01        44,000      0    0
DANA HLDG CORP               COM            235825205    1,605   90,000 SH       DEFINED    01        90,000      0    0
EMAGIN CORP                  COM NEW        29076N206    1,885  549,513 SH       DEFINED    01       549,513      0    0
ENDURANCE SPECIALTY HLDGS LT SHS            G30397106    1,912   40,000 SH       DEFINED    01        40,000      0    0
ENSCO PLC                    SHS CLASS A    G3157S106    1,326   22,100 SH       DEFINED    01        22,100      0    0
FLOTEK INDS INC DEL          COM            343389102   11,437  699,500 SH       DEFINED    01       699,500      0    0
GOLDMAN SACHS GROUP INC      COM            38141G104    2,060   14,000 SH       DEFINED    01        14,000      0    0
HALLIBURTON CO               COM            406216101    1,616   40,000 SH       DEFINED    01        40,000      0    0
HANOVER INS GROUP INC        COM            410867105    1,490   30,000 SH       DEFINED    01        30,000      0    0
HARTFORD FINL SVCS GROUP INC COM            416515104      516   20,000     CALL DEFINED    01        20,000      0    0
HARTFORD FINL SVCS GROUP INC COM            416515104    1,580   61,250 SH       DEFINED    01        61,250      0    0
HI-CRUSH PARTNERS LP         COM UNIT LTD   428337109    1,892  101,450 SH       DEFINED    01       101,450      0    0
ICICI BK LTD                 ADR            45104G104    2,831   66,000 SH       DEFINED    01        66,000      0    0
ISHARES TR                   HIGH YLD CORP  464288513    7,289   77,250 SH       DEFINED    01        77,250      0    0
JPMORGAN CHASE & CO          COM            46625H100    1,898   40,000 SH       DEFINED    01        40,000      0    0
LEHIGH GAS PARTNERS LP       UT LTD PTN INT 524814100    1,897   83,000 SH       DEFINED    01        83,000      0    0
MEAD JOHNSON NUTRITION CO    COM            582839106    3,112   40,000 SH       DEFINED    01        40,000      0    0
METLIFE INC                  COM            59156R108    3,170   83,375 SH       DEFINED    01        83,375      0    0
MORGAN STANLEY               COM NEW        617446448    3,429  156,000 SH       DEFINED    01       156,000      0    0
NOVA MEASURING INSTRUMENTS L COM            M7516K103    2,554  283,782 SH       DEFINED    01       283,782      0    0
NUVEEN FLOATING RATE INCOME  COM            67072T108    1,347  102,250 SH       DEFINED    01       102,250      0    0
NUVEEN SHT DUR CR OPP FD     COM            67074X107    1,236   59,200 SH       DEFINED    01        59,200      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105    1,332   17,000 SH       DEFINED    01        17,000      0    0
PLATINUM UNDERWRITER HLDGS L COM            G7127P100    2,791   50,000 SH       DEFINED    01        50,000      0    0
POWERSHARES ETF TRUST II     SENIOR LN PORT 73936Q769    2,899  115,500 SH       DEFINED    01       115,500      0    0
RENTECH NITROGEN PARTNERS L  COM UNIT       760113100    1,794   50,000 SH       DEFINED    01        50,000      0    0
RPX CORP                     COM            74972G103    1,411  100,000 SH       DEFINED    01       100,000      0    0
VALIDUS HOLDINGS LTD         COM SHS        G9319H102    1,028   27,500 SH       DEFINED    01        27,500      0    0
WABASH NATL CORP             COM            929566107      762   75,000 SH       DEFINED    01        75,000      0    0
XL GROUP PLC                 SHS            G98290102    3,584  118,300 SH       DEFINED    01       118,300      0    0


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